Financial instruments - Derivative Financial Instruments (Details) - USD ($) $ in Thousands			12 Months Ended
	May 28, 2021	Apr. 30, 2020	Dec. 31, 2021
Financial instruments
Loss before tax on discontinued hedge accounting from AOCI	$ 297		$ 297
Loss, net of tax on discontinued hedge accounting from AOCI	218
Interest rate swap | Cash flow hedges | Revolving credit facility
Financial instruments
Amount of Credit Facility hedged		$ 150,000
Fixed interest rate		0.315%
Amount paid to terminate the swap	$ 297